Taxes - Unrecognized Tax Benefits Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes
Increase (decrease) in amount of unrecognized tax benefits	$ 141
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	8,568	$ 7,146	$ 6,759
Additions based on tax positions related to the current year	934	1,690	816
Additions for tax positions of prior years	247	159	779
Reductions for tax positions of prior years (including impacts due to a lapse of statute)	(688)	(408)	(922)
Settlements	(352)	(19)	(286)
Balance at December 31	$ 8,709	$ 8,568	$ 7,146